LORD ABBETT SPECIAL SITUATIONS INCOME FUND

90 Hudson Street
Jersey City, NJ 07302

April 16, 2021

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-0505

Re:	Lord Abbett Special Situations Income Fund
1940 Act File No. 811-23655

Ladies and Gentlemen:

We are filing today via EDGAR an initial Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, on behalf of Lord Abbett Special Situations Income Fund, a Delaware statutory trust.

Pursuant to Section 6 of the Securities Act, we have calculated the registration fees and have transmitted such fees in the amount of $109.10.

Please direct any questions or comments regarding this filing to me at 201-827-2966 or, in my absence, to Amanda Ryan at 201-827-2338. Thank you for your attention in this matter.

Very truly yours,

/s/ Pamela P. Chen
Pamela P. Chen
Vice President and Assistant Secretary
Lord Abbett Funds

cc:	Bryan Chegwidden
Ropes & Gray LLP